Derivative Liabilities (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Current exercise price			$ 0.25
Warrant [Member]
Current exercise price	$ 0.03	$ 0.15
Time to expiration	3 years 7 months 10 days	3 years 10 months 24 days	4 years 8 months 12 days
Risk-free interest rate	0.65%	0.45%	1.23%
Estimated volatility	84.00%	104.00%	108.00%
Dividend	0.00%	0.00%	0.00%
Stock price at period end date	$ 0.045	$ 0.093	$ 0.13	$ 0.4
Warrant [Member] | Minimum [Member]
Current exercise price			$ 0.15
Warrant [Member] | Maximum [Member]
Current exercise price			$ 0.25